SHARE OPTION PLANS (Details) - $ / shares	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Tranche 5 [Member]
Grant date	Jan. 03, 2010
Options outstanding	0	120,000
Number of options granted	0	0
Options cancelled/expired	0	(120,000)
Options outstanding	0	0
Options vested and exercisable	0	0
Weighted average fair value at the grant date (USD)	$ 7.20
Tranche 6 [Member]
Grant date	Jan. 03, 2011
Options outstanding	115,000	115,000
Number of options granted	0	0
Options cancelled/expired	(115,000)	0
Options outstanding	0	115,000
Options vested and exercisable	0	115,000
Weighted average fair value at the grant date (USD)	$ 6.08
Tranche 7 [Member]
Grant date	Jan. 03, 2012
Options outstanding	360,000	365,000
Number of options granted	0	0
Options cancelled/expired	0	(5,000)
Options outstanding	360,000	360,000
Options vested and exercisable	360,000	360,000
Weighted average fair value at the grant date (USD)	$ 1.45
Tranche 8 [Member]
Grant date	Jan. 02, 2013
Options outstanding	355,000	360,000
Number of options granted	0	0
Options cancelled/expired	0	(5,000)
Options outstanding	355,000	355,000
Options vested and exercisable	355,000	355,000
Weighted average fair value at the grant date (USD)	$ 0.76
Tranche 9 [Member]
Grant date	Jan. 02, 2014
Options outstanding	345,000	350,000
Number of options granted		0
Options cancelled/expired	0	(5,000)
Options outstanding	345,000	345,000
Options vested and exercisable	345,000	345,000
Weighted average fair value at the grant date (USD)	$ 0.65
Tranche 10 [Member]
Grant date	Jan. 02, 2015
Options outstanding	195,000	0
Number of options granted		195,000
Options cancelled/expired	0	0
Options outstanding	195,000	195,000
Options vested and exercisable	195,000	195,000
Weighted average fair value at the grant date (USD)	$ 0.75
Tranche 11 [Member]
Grant date	Jan. 04, 2016
Options outstanding	0	0
Number of options granted	185,000	0
Options cancelled/expired	0	0
Options outstanding	185,000	0
Options vested and exercisable	185,000	0
Weighted average fair value at the grant date (USD)	$ 0.90
Tranche 12 [Member]
Grant date	Apr. 19, 2016
Options outstanding	0	0
Number of options granted	600,000	0
Options cancelled/expired	0	0
Options outstanding	600,000	0
Options vested and exercisable	600,000	0
Weighted average fair value at the grant date (USD)	$ 1.54
Tranche 13 [Member]
Grant date	May 16, 2016
Options outstanding	0	0
Number of options granted	200,000	0
Options cancelled/expired	0	0
Options outstanding	200,000	0
Options vested and exercisable	200,000	0
Weighted average fair value at the grant date (USD)	$ 1.24
Tranche 14 [Member]
Grant date	Aug. 03, 2016
Options outstanding	0	0
Number of options granted	200,000	0
Options cancelled/expired	0	0
Options outstanding	200,000	0
Options vested and exercisable	200,000	0
Weighted average fair value at the grant date (USD)	$ 1.44